Consolidated Balance Sheets (Current Period Unaudited) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents	$ 225,328	$ 83,989	$ 43,437
Accounts receivable, net of allowance for doubtful accounts of $20,526 at September 30, 2013, $20,526 at December 31, 2012 and $397,526 at December 31, 2011	95,851	604,784	587,346
Due from factor	9,910	189,904
Inventory	5,680	4,186	8,238
Prepaid expenses and other	47,732	25,088	58,920
Total current assets	384,501	907,951	697,941
Equipment and leasehold improvements, net	29,361	24,267	52,870
Deferred financing costs	95,426
Deposits and other assets	8,712	8,712	8,712
Intangible assets—less accumulated amortization	187,458	195,911	207,180
Total non-current assets	320,957	228,890	268,762
TOTAL ASSETS	705,458	1,136,841	966,703
LIABILITIES
Accounts payable	441,823	931,276	687,441
Accrued liabilities	412,426	593,599	675,833
Deferred revenue	302,015	508,520	527,092
Note payable – related party		321,428	346,428
Total current liabilities	1,156,264	2,354,823	2,236,794
Deferred revenue, net of current portion			1,000
Note Payable	497,307
Total non-current liabilities	497,307		1,000
TOTAL LIABILITIES	1,653,571	2,354,823	2,237,794
STOCKHOLDERS’ DEFICIT:
Common stock — authorized, 170,000,000 shares; issued and outstanding; 90,782,912, 78,155,413, and 78,155,413 of $.0001 par value at September 30, 2013, December 31, 2012 and December 31, 2011	9,078	7,815	7,815
Additional paid-in capital	52,984,194	51,062,624	51,012,782
Accumulated deficit	(53,941,385)	(52,288,421)	(52,291,688)
TOTAL STOCKHOLDERS’ DEFICIT	(948,113)	(1,217,982)	(1,271,091)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 705,458	$ 1,136,841	$ 966,703